ASSIGNMENT AND ASSUMPTION AGREEMENT (Details Narrative) - Unrelated Individual Member	Sep. 18, 2017 USD ($) $ / shares shares
Shares issued | shares	10,000,000
Shares issued value | $	$ 110,000
Shares issued price per share | $ / shares	$ 0.011